Note Employee benefits (Actuarial assumption used to determine the benefit obligation) (Detail)	Dec. 31, 2015	Dec. 31, 2014
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.27%	3.90%
Benefit Restoration Plans | Tax Qualified Restoration Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.23%	3.90%
Benefit Restoration Plans | Benefit Restoration Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.20%	3.90%